GENERAL COMPANY INFORMATION	6 Months Ended
Jun. 30, 2023
Disclosure Of General Company Information [Abstract]
GENERAL COMPANY INFORMATION	GENERAL COMPANY INFORMATIONGambling.com Group Limited (the “Company” or "Group”) is a public limited liability company founded in 2006 and incorporated in the Channel Island of Jersey in accordance with the provisions of the Companies (Jersey) Law 1991, as amended. We redomiciled from Malta to the Channel Island of Jersey and changed our name from Gambling.com Group Plc to Gambling.com Group Limited in May 2021. The address of our principal executive offices is 22 Grenville Street, St. Helier, Jersey JE4 8PX, Channel Islands.We are a multi-award-winning performance marketing company and a leading provider of digital marketing services active exclusively in the online gambling industry. Our principal focus is on iGaming and sports betting. Through our proprietary technology platform, we publish a portfolio of premier branded websites including Gambling.com, Bookies.com, Casinos.com and RotoWire.com. Each of our websites is bespoke and tailored for different user interests and markets within the online gambling industry and include original and curated news relating to the online gambling sector, odds, statistics, product reviews and product comparisons of online gambling services around the world. We attract online gamblers through online marketing efforts and refer these online gamblers to companies that are licensed by gambling regulators to provide real-money online gambling services, known as online gambling operators, who convert online gamblers into paying players. In this way, we provide business-to-business, or B2B, digital marketing services to online gambling operators.